ACCOUNTS RECEIVABLE (Details) (CAD) In Millions, unless otherwise specified	Dec. 31, 2012	Sep. 30, 2012	Dec. 31, 2011 Predecessor [Member]	Dec. 31, 2010 Predecessor [Member]	Dec. 31, 2009 Predecessor [Member]	Dec. 31, 2008 Predecessor [Member]
Trade receivables	94.7	121.9	115.1
Less: allowance for doubtful accounts	(2.2)	0	(2.0)
Trade Receivables Net Current	92.5	121.9	113.1
Sales taxes receivable	12.6	12.7	7.5
Pulp and Paper Green Transformation Program receivable	0	0	6.9
Other receivables	8.9	6.2	7.4
Accounts Receivable, Net, Current	114.0	140.8	134.9	120.6	101.5	221.7